Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Effective profit tax rate	16.50%
Effective income tax rate	25.00%	25.00%	25.00%
Income tax rate, description	In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong
Withholding taxes, percent	10.00%
Aggregate deficits	$ 42,400,000
Available for distribution tax amount	$ 1,000,000
Interest on domestic subsidiary	50.00%
Valuation allowance	$ 23,839,888	$ 24,715,317
Operating loss carry forwards	$ 90,500,000
Operating loss carryforwards, expiration date		Dec. 31, 2023
Operating loss carryforwards, description	operating loss carry forwards includes approximately $90.5 million which will expire by 2023, and $19.8 million which will carry forward indefinitely.
Additional income tax expense		$ 8,123	$ 209,418
Unrecognized tax benefits term, description	in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2018
CFO Qingdao Zhida
Income Taxes [Line Items]
Income tax rate, description	Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues.
PRC
Income Taxes [Line Items]
Effective income tax rate	25.00%
Income tax rate, description	Under the EIT law and its implementing rules, enterprises that obtain status of “Software Enterprises” are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.
PRC | Earliest Tax Year
Income Taxes [Line Items]
Year under tax examination	2013
PRC | Latest Tax Year
Income Taxes [Line Items]
Year under tax examination	2018
HNTE
Income Taxes [Line Items]
Effective income tax rate	15.00%
Income tax rate, description	Under the EIT Law and its implementing rules, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.